UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	03/31/2010

Date of reporting period:	12/31/2009

Item 1.	Schedule of Investments

THE ASIA PACIFIC FUND, INC.

Portfolio of Investments

December 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS—105.1%
EQUITIES

CHINA (INCLUDING HONG KONG)—42.8%
1,014,000	Angang Steel Co. Ltd. (Class “H” Shares)	$2,211,133
	(Materials)
124,000	Anhui Conch Cement Co. Ltd. (Class “H” Shares)	792,355
	(Materials)
736,000	BOC Hong Kong Holdings Ltd.	1,653,551
	(Banking)
2,197,000	China CITIC Bank (Class “H” Shares)	1,859,684
	(Banking)
2,700,000	China Construction Bank Corp. (Class “H” Shares)	2,306,194
	(Banking)
248,000	China Everbright Ltd.	607,309
	(Diversified Financials)
837,000	China Life Insurance Co. Ltd. (Class “H” Shares)	4,095,670
	(Diversified Financials)
1,070,000	China Longyuan Power Group Corp.(a) (Class “H” Shares)	1,385,560
	(Utilities)
254,000	China Mengniu Dairy Co. Ltd.(a)	902,922
	(Consumer Staples)
672,650	China Merchants Bank Co. Ltd. (Class “H” Shares)	1,750,169
	(Banking)
598,000	China Merchants Holdings International Co. Ltd.	1,929,111
	(Industrials)
933,600	China Metal Recycling Holdings Ltd.(a)	1,011,039
	(Materials)
489,000	China Minsheng Banking Corp. Ltd.(a) (Class “H” Shares)	549,963
	(Banking)
230,000	China National Building Material Co. Ltd. (Class “H” Shares)	472,555
	(Materials)
543,680	China Overseas Land & Investment Ltd.	1,139,165
	(Real Estate-Developers)
462,000	China Resources Land Ltd.	1,039,940
	(Real Estate-Developers)
679,000	China Shanshui Cement Group Ltd.	492,900
	(Materials)
400,500	China Shenhua Energy Co. Ltd. (Class “H” Shares)	1,944,151
	(Energy)
472,000	China Shipping Development Co. Ltd. (Class “H” Shares)	701,970
	(Industrials)
1,057,000	CNOOC Ltd.	1,646,745
	(Energy)
1,118,000	CNPC Hong Kong Ltd.	1,474,359
	(Energy)
654,000	Dongfeng Motor Group Co. Ltd. (Class “H” Shares)	933,890
	(Consumer Discretionary)
906,000	Fushan International Energy Group Ltd.	873,320
	(Materials)
3,000,000	GOME Electrical Appliances Holdings Ltd.	1,080,223
	(Consumer Discretionary)
219,000	Henderson Land Development Co. Ltd.	1,636,528
	(Real Estate-Developers)
1,667,000	K. Wah International Holdings Ltd.	615,547
	(Real Estate-Developers)
1,460,000	Lenovo Group Ltd.	904,795
	(Information Technology)
244,000	Li Ning Co. Ltd.	925,203
	(Consumer Discretionary)

CHINA (INCLUDING HONG KONG)—(continued)
380,000	Longfor Properties(a)	$428,844
	(Real Estate-Developers)
492,000	New World Development Co. Ltd.	1,002,402
	(Real Estate-Developers)
944,000	Nine Dragons Paper Holdings Ltd.	1,505,745
	(Materials)
135,000	Orient Overseas International Ltd.	626,022
	(Industrials)
192,000	Ping An Insurance Group Co. of China Ltd. (Class “H” Shares)	1,669,472
	(Diversified Financials)
255,500	Ports Design Ltd.	787,765
	(Consumer Discretionary)
540,000	Sany Heavy Equipment International Holdings Co. Ltd.(a)	683,236
	(Industrials)
912,000	Shun Tak Holdings Ltd.	569,312
	(Industrials)
1,514,000	Sinofert Holdings Ltd.	839,843
	(Materials)
143,200	Sinopharm Group Co.(a) (Class “H” Shares)	508,830
	(Consumer Staples)
44,000	Sun Hung Kai Properties Ltd.	654,241
	(Real Estate-Developers)
1,255,500	Techtronic Industries Co.	1,040,770
	(Consumer Discretionary)
16,400	Tencent Holdings Ltd.	354,695
	(Information Technology)
404,000	Yanzhou Coal Mining Co. Ltd. (Class “H” Shares)	883,598
	(Energy)
303,000	Zhuzhou CSR Times Electric Co. Ltd. (Class “H” Shares)	618,305

	(Industrials)
		49,109,031

INDIA—5.1%
269,408	Era Infra Engineering Ltd.	1,211,653
	(Industrials)
116,617	HCL Technologies Ltd.	926,425
	(Information Technology)
30,075	Mphasis Ltd.	465,572
	(Information Technology)
364,203	Opto Circuits India Ltd.	1,767,637
	(Consumer Staples)
418,632	Pipavav Shipyard Ltd.(a)	486,238
	(Industrials)
58,629	Tata Motors Ltd.	989,558

	(Industrials)
		5,847,083

INDONESIA—4.1%
957,000	Bank Rakyat Indonesia	769,173
	(Banking)
279,000	PT Astra International Tbk	1,025,714
	(Consumer Discretionary)
19,103,000	PT Bakrieland Development Tbk(a)	390,845
	(Real Estate-Developers)
3,964,000	PT Delta Dunia Petroindo Tbk(a)	707,702
	(Materials)
183,500	PT Indo Tambangraya Megah Tbk	620,275
	(Energy)
1,225,000	PT Telekomunikasi Indonesia Tbk	1,219,397

	(Telecommunications)
		4,733,106

MALAYSIA—1.9%
1,889,700	AirAsia Berhad(a)	758,659
	(Industrials)
680,000	Genting Berhad	1,449,409

	(Consumer Discretionary)
		2,208,068

PHILIPPINES—0.5%
16,840,000	Megaworld Corp.	536,179

	(Real Estate-Developers)

SINGAPORE—7.3%
434,000	CapitaMalls Asia Ltd.(a)	784,682
	(Real Estate-Developers)
181,000	City Developments Ltd.	1,479,950
	(Real Estate-Developers)

SINGAPORE—(continued)
989,600	Genting Singapore PLC(a)	$911,641
	(Consumer Discretionary)
553,000	Indofood Agri Resources Ltd.(a)	908,920
	(Consumer Staples)
841,000	Olam International Ltd.	1,580,120
	(Consumer Staples)
131,000	Singapore Exchange Ltd.	771,351
	(Diversified Financials)
352,000	Wilmar International Ltd.	1,600,547
	(Consumer Staples)
206,000	Yanlord Land Group Ltd.	315,008

	(Real Estate-Developers)
		8,352,219

SOUTH KOREA—21.1%
53,910	Hana Financial Group, Inc.	1,523,729
	(Banking)
144,900	Hynix Semiconductor, Inc.(a)	2,881,516
	(Information Technology)
18,723	Hyundai Engineering & Construction Co. Ltd.	1,135,706
	(Industrials)
6,820	Hyundai Mobis	999,397
	(Consumer Discretionary)
20,464	Hyundai Motor Co.	2,118,262
	(Consumer Discretionary)
33,462	KB Financial Group, Inc.(a)	1,703,893
	(Banking)
6,051	LG Chem Ltd.	1,185,980
	(Materials)
14,469	LG Electronics, Inc.	1,508,367
	(Consumer Discretionary)
6,260	LG Innotek Co. Ltd.	531,447
	(Information Technology)
23,280	LG International Corp.	604,701
	(Industrials)
4,045	POSCO	2,133,218
	(Materials)
30,729	Samsung Card Co. Ltd.	1,516,488
	(Diversified Financials)
9,259	Samsung Electronics Co. Ltd.	6,349,174

	(Information Technology)
		24,191,878

TAIWAN—20.1%
898,000	Cathay Financial Holding Co. Ltd.(a)	1,671,863
	(Diversified Financials)
378,000	Epistar Corp.	1,414,391
	(Information Technology)
1,907,292	Far Eastern New Century Corp.(b)	2,384,842
	(Industrials)
563,000	Formosa Epitaxy, Inc.	944,262
	(Information Technology)
285,000	Foxconn Technology Co. Ltd.	1,099,469
	(Information Technology)
1,183,000	Fubon Financial Holding Co. Ltd.(a)	1,454,399
	(Diversified Financials)
455,000	Hon Hai Precision Industry Co. Ltd.	2,127,879
	(Information Technology)
468,000	InnoLux Display Corp.	691,286
	(Information Technology)
173,000	Largan Precision Co. Ltd.	2,270,328
	(Information Technology)
34,340	MediaTek, Inc.	596,642
	(Information Technology)
200,000	Silitech Technology Corp.	719,121
	(Industrials)
771,000	Synnex Technology International Corp.	1,665,176
	(Information Technology)
733,000	Taiwan Fertilizer Co. Ltd.	2,609,989
	(Materials)
3,772,000	United Microelectronics Corp.(a)	2,037,793
	(Information Technology)
1,831,000	Yuanta Financial Holding Co. Ltd.	1,339,741

	(Diversified Financials)
		23,027,181

THAILAND—2.2%
162,900	Bangkok Bank PCL	570,273
	(Banking)
138,300	PTT PCL(a)	1,020,450
	(Energy)

THAILAND—(continued)
10,981,800	Quality Houses PCL(a)	$876,172

	(Real Estate-Developers)
		2,466,895

	Total long-term investments (cost $89,714,230)	120,471,640

SHORT-TERM INVESTMENT—2.8%
MONEY MARKET MUTUAL FUND
UNITED STATES
3,264,146	JPMorgan Prime Money Market Fund/Premier (cost $3,264,146)	3,264,146

	Total Investments(c)—107.9% (cost $92,978,376)(d)	123,735,786
	Liabilities in excess of other assets—(7.9%)	(9,115,310)

	Net Assets—100.0%	$114,620,476

The following annotations are used in the Portfolio of Investments:

(a)	Non-income producing securities.
(b)	An Independent Director of the Fund is Chairman and Chief Executive Officer of the Company.
(c)	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities that may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2009 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$94,238,394	$30,933,314	$(1,435,922)	$29,497,392

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Equities
China (including Hong Kong)	$3,556,433	$45,552,598	$—
India	486,238	5,360,845	—
Indonesia	—	4,733,106	—
Malaysia	—	2,208,068	—
Philippines	—	536,179	—
Singapore	784,682	7,567,537	—
South Korea	—	24,191,878	—
Taiwan	—	23,027,181	—
Thailand	1,896,622	570,273	—
Money Market Mutual Fund	3,264,146	—	—

	9,988,121	113,747,665	—
Other Financial Instruments*	—	—	—

Total	$9,988,121	$113,747,665	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of March 31, 2009 and December 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2009 was as follows:

Information Technology	22.0%
Materials	12.9
Industrials	11.7
Diversified Financials	11.5
Consumer Discretionary	11.2
Banking	11.1
Real Estate—Developers	9.5
Energy	6.6
Consumer Staples	6.3
Money Market Mutual Fund	2.8
Utilities	1.2
Telecommunications	1.1

107.9
Liabilities in excess of other assets	(7.9)

Total	100.0%

Notes to Portfolio of Investments (Unaudited)

Securities Valuation: Investments are stated at value. Securities for which the primary market is on an exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the last bid price quoted on such day. Securities for which reliable market quotations are not readily available, or whose value have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at the fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information regarding the issuer or the markets or industry in which it operates; other analytical data; and consistency with valuation of similar securities held by other funds managed by Baring Asset Management (Asia) Limited. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value on each day the New York Stock Exchange is open for trading.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Stock Index Futures Contracts: A stock index futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a stock index futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on stock index futures contracts.

The Fund may utilize stock index futures contracts for hedging and investment purposes. Should market prices for the futures contracts or the underlying assets move in ways not anticipated by the Fund, losses may result. The use of futures contracts for hedging and investment purposes involves the risk of imperfect correlation in the movements in prices of futures contracts and the underlying assets being hedged or the exposures desired by the Fund.

With stock index futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to the futures, and guarantees the futures contracts against default.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ BRIAN CORRIS
Brian Corris
President and Principal Executive Officer

Date February 25, 2010

By (Signature and Title)*	/S/ M. SADIQ PESHIMAM
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date February 25, 2010

*	Print the name and title of each signing officer under his or her signature.